Accounts Payable and accrued Expenses Accounts Payable and Accrued Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable	$ 3,413	$ 4,695
Accrued Liabilities	6,669	20,648
Other Accrued Liabilities	3,260	10,791
Accounts Payable and Accrued Liabilities, Current	$ 13,342	$ 36,134